Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue	$ 18,673	$ 0	$ 18,673	$ 0
Operating Expenses
General and Administrative	821,651	54,990	1,046,324	854,517
Professional Fees	29,060	82,431	319,309	221,851
Officer's Salary	127,809	94,735	340,999	280,127
Research and Development	129,282	90,650	379,815	313,739
Total Operating Expenses	1,107,802	322,806	2,086,447	1,670,235
Loss from Operations	(1,089,129)	(322,806)	(2,067,774)	(1,670,235)
Other Income/(Expenses)
Gain on forgiveness of debt	0	0	5,704	9,679
Loss on disposal of fixed asset	0	0	0	(953)
Interest expense	(35,339)	(25,709)	(99,442)	(71,435)
Total Other Income/(Expenses)	(35,339)	(25,709)	(93,738)	(62,709)
Net (Loss) before Provision for Income Taxes	(1,124,468)	(348,515)	(2,161,512)	(1,732,944)
Provision for Income Taxes	0	0	0	0
Net Loss	$ (1,124,468)	$ (348,515)	$ (2,161,512)	$ (1,732,944)
Net Loss Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	762,420,118	683,999,140	734,960,525	680,911,696